Income Tax - Schedule of Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Rate [Abstract]
Loss from ordinary activities before income tax expense	$ (51,871,823)	$ (139,446,204)	$ (5,450,213)
Domestic tax rate for the Company	(12,967,956)	(34,861,551)	(1,231,682)
Non-temporary tax adjustments			1,137,734
Non-deductible fair value adjustments on restructure	9,357,956	30,745,254
Current year deferred tax assets (non-tax losses) not recognised	3,765,740	4,095,259	93,949
Accounting differences between IFRS and Austrian GAAP	(171,369)
Tax rate differential	15,629	21,038
Income tax rate